FAIR VALUE MEASUREMENTS (Tables)	6 Months Ended
Jun. 30, 2024
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis
The following table presents information about the Company’s assets and liabilities fair value at June 30, 2024 and December 31, 2023 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

	June 30, 2024
	Level 1	Level 2	Level 3
	(Unaudited)
Assets:
Money market fund	$16,434	$—	$—
Bank deposits	—	24,227	—
Total	$16,434	$24,227	$—

Amounts included in:
Cash and cash equivalents	$16,434	$—	$—
Short-term investments	—	24,227	—
Total	$16,434	$24,227	$—
NOTE 10. FAIR VALUE MEASUREMENTS (cont.)

	June 30, 2024
	Level 1	Level 2	Level 3
	(Unaudited)
Liabilities:
Derivative liabilities at fair value	—	—	2,678
Warrants liability	—	—	1,520
Total	$—	$—	$4,198

	December 31, 2023
	Level 1	Level 2	Level 3
Assets:
Money market fund	$710	$—	$—
Bank deposits	—	44,395	—
Total	$710	$44,395	$—

Amounts included in:
Cash and cash equivalents	$710	$—	$—
Short-term investments	—	44,395	—
Total	$710	$44,395	$—

	December 31, 2023
	Level 1	Level 2	Level 3
Liabilities:
Derivative liabilities at fair value	—	—	4,126
Warrants liability	—	—	3,400
Total	$—	$—	$7,526

Schedule of the Change in the Fair Value of Level 3 Liabilities
The following table provides the change in the fair value of Level 3 liabilities:

Total Level 3 Financial Liabilities
Balance as of December 31, 2023	$7,526
Change in fair value of derivative liability at fair value	(1,448)
Change in fair value of warrants liability	(1,880)
Balance as of June 30, 2024	$4,198

Schedule of Fair Value Measurement Inputs and Valuation Techniques
The following table provides the inputs used for Level 3 fair value measurements of warrants liability:

	June 30, 2024			December 31, 2023
	(Unaudited)
Stock price	$3.92			$5.14
Strike price	$4.42	-	$5.74	$4.97	-	$5.74
Term (in years)	1.5	-	2.5	1.5	-	2.5
Volatility	54.12%	-	55.86%	57.77%	-	59.65%
Risk-free rate	4.77%	-	5.05%	4.15%	-	4.34%
Dividend yield	0.0%			0.0%

The following table provides the inputs used for Level 3 fair value measurements of derivative liability:

	June 30, 2024			December 31, 2023
	(Unaudited)
Stock price	$3.92			$5.14
Term (in years)	1.5	-	2.5	1.5	-	2.5
Volatility	63.91%	-	64.06%	57.77%	-	59.65%
Risk-free rate	4.45%	-	4.46%	4.27%	-	4.34%
Cost of Debt (Rd)	7.64%	-	7.64%	7.03%	-	7.10%
Dividend yield	0.0%			0.0%